DERIVATIVE LIABILITY (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial liability arising from convertible note	$ 77,000
Change in fair value of derivative liability	$ 36,074